Investments in Affiliated Companies - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Jan. 30, 2017 JPY (¥) shares	Mar. 31, 2019 JPY (¥) Entity	Mar. 31, 2018 JPY (¥) Entity	Mar. 31, 2017 JPY (¥)	Nov. 14, 2018	Jan. 29, 2017	Apr. 01, 2015
Schedule of Equity Method Investments [Line Items]
Aggregate carrying value of investments in several affiliated companies		¥ 104,079
Fair value of investments in several affiliated companies		¥ 423,108
Number of affiliated companies accounted for under the equity method | Entity		133	107
Dividends received from affiliated companies		¥ 4,948	¥ 5,613	¥ 7,970
DH Publishing, L.P.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest					60.00%
M3, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest	34.00%					39.35%
Number of shares sold | shares	17,302,700
Number of shares held | shares	127,381,600
Cash consideration from sale of shares	¥ 51,968
Gain on sale of shares				¥ 37,167
Difference between carrying value and underlying net assets		¥ 102,696
Difference between carrying value and underlying net assets, accounting treatment for amounts allocated to intangible assets		The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.
SFI Leasing Company, Limited
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest		34.00%
MITSUI-SOKO Supply Chain Solutions, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest							34.00%
MITSUI-SOKO Supply Chain Solutions, Inc | General and Administrative Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, amounts of transaction		¥ 10,606	9,123
MITSUI-SOKO Supply Chain Solutions, Inc | Accrued Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, account balances		¥ 3,435	¥ 3,662